STOCKHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive income (loss), net of tax
Balance at the beginning of period	$ (3,158)	$ (2,275)
Other comprehensive income (loss) before reclassifications	(973)	(860)
Amounts reclassified from accumulated other comprehensive loss	45	(23)
Other comprehensive loss	(928)	(883)	$ (2,122)
Balance at the end of period	(4,086)	(3,158)	(2,275)
Gains (Losses) on Cash Flow Hedging Instruments, Net of Tax
Accumulated other comprehensive income (loss), net of tax
Balance at the beginning of period	(49)	7
Other comprehensive income (loss) before reclassifications	4	(33)
Amounts reclassified from accumulated other comprehensive loss	45	(23)
Other comprehensive loss	49	(56)
Balance at the end of period		(49)	7
Gains (Losses) on Other Hedging Instruments, Net of Tax
Accumulated other comprehensive income (loss), net of tax
Balance at the beginning of period	168
Other comprehensive income (loss) before reclassifications	45	168
Other comprehensive loss	45	168
Balance at the end of period	213	168
Foreign Currency Translation
Accumulated other comprehensive income (loss), net of tax
Balance at the beginning of period	(3,277)	(2,282)
Other comprehensive income (loss) before reclassifications	(1,022)	(995)
Other comprehensive loss	(1,022)	(995)
Balance at the end of period	$ (4,299)	$ (3,277)	$ (2,282)